Subsequent Events - Narrative (Details) - USD ($) $ in Millions		5 Months Ended	12 Months Ended
	Jan. 02, 2019	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Business acquisitions, net of cash acquired		$ 118.5	$ 98.6	$ 163.8	$ 164.2
Contingent consideration, earn-out period		2 years
Fiber-Line
Subsequent Event [Line Items]
Business acquisitions, net of cash acquired	$ 120.2
Contingent consideration, earn-out period	2 years